Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Stock Incentive Plan Common Stock, par value $0.01 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	53.27
Maximum Aggregate Offering Price	$ 186,445,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,748.05
Offering Note	Amount Registered: Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's common stock, par value $0.01 per share ("Common Stock") that become issuable under the Registrant's 2019 Equity Incentive Plan (the "2019 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. Proposed Maximum Offering Price per Unit & Maximum Aggregate Offering Price: Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant's registration fee on the basis of $53.27 per share, which is the average of the high and low prices of Common Stock, as reported on the NASDAQ Global Select Market on August 6, 2026. The Registrant does not have any fee offsets.